GOODWILL, INTANGIBLE ASSET AND DEFERRED TAX LIABILITY (Details Narrative) - USD ($)				12 Months Ended
	Nov. 08, 2019	Jun. 22, 2016	May 11, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Weighted average share price				$ 8.50	$ 3.60	$ 2.70
Sale of denselight						$ 6,630,544
Goodwill							$ 7,681,003
DenseLight [Member]
IfrsStatementLineItems [Line Items]
Sale of denselight	$ 6,630,544
Goodwill	$ 707,687
DenseLight [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer			$ 10,500,000
Number of shares issued			13,611,150
Weighted average share price			$ 0.7714
BB Photonics [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer		$ 1,550,000
Number of shares issued		1,996,090
Weighted average share price		$ 0.777